INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,627
Less accumulated amortization	153
Intangible assets, net	4,474
Amortization expense	153	0	0
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,627